BUSINESS COMBINATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

NOTE 4 – BUSINESS COMBINATIONS

Acquisition of Magiclytics

On February 3, 2021, the Company entered into an Amended and Restated Share Exchange Agreement (the “A&R Share Exchange Agreement”) by and between the Company, Digital Influence Inc., a Wyoming corporation doing business as Magiclytics (“Magiclytics”), each of the shareholders of Magiclytics (the “Magiclytics Shareholders”) and Christian Young, as the representative of the Magiclytics Shareholders (the “Shareholders’ Representative”). Christian Young is the President, Secretary, and a Director of the Company, and is also an officer, director, and significant shareholder of Magiclytics.

The A&R Share Exchange Agreement amended and restated in its entirety the previous Share Exchange Agreement between the same parties, which was executed on December 3, 2020. The A&R Share Exchange Agreement replaces the Share Exchange Agreement in its entirety.

On February 3, 2021 (the “Magiclytics Closing Date”), the parties closed on the transactions contemplated in the A&R Share Exchange Agreement, and the Company agreed to issue 734,689 shares of Company common stock to the Magiclytics Shareholders in exchange for all 5,000 Magiclytics Shares (the “Magiclytics Closing”). On February 3, 2021, pursuant to the closing of the Share Exchange Agreement, we acquired Magiclytics, and Magiclytics thereafter became our wholly owned subsidiary.

At the Magiclytics Closing, we agreed to issue to Christian Young and Wilfred Man each 330,610 shares of Company Common Stock, representing 45% each, or 90% in total of the Company common stock which we agreed to issue to the Magiclytics Shareholders at the Magiclytics Closing.

The number of shares of the Company common stock issued at the Magiclytics Closing was based on the fair market value of the Company common stock as initially agreed to by the parties, which is $4.76 per share (the “Base Value”). The fair market value was determined based on the volume weighted average closing price of the Company common stock for the twenty (20) trading day period immediately prior to the Magiclytics, In the event that the initial public offering price per share of the Company common stock in this Offering pursuant to Regulation A is less than the Base Value, then within three (3) business days of the qualification by the SEC of the Offering Statement forming part of this offering circular, the Company will issue to the Magiclytics Shareholders a number of additional shares of Company common stock equal to:

(1)	$3,500,000 divided by the initial public offering price per share of the Company common stock in this Offering pursuant to Regulation A, minus;
(2)	734,689

The resulting number of shares of the Company common stock pursuant to the above calculation will be referred to as the “Additional Shares”, and such Additional Shares will also be issued to the Magiclytics Shareholders pro rata based on their respective ownership of Magiclytics Shares. The Company issued additional 140,311 shares in November 2021 based on the offering price of $4 in the Regulation A offering.

(iv)	Upon the first to occur of (i) Magiclytics actually receiving an additional $500,000 in gross revenue following the Tranche 3 Satisfaction Date; and (ii) Magiclytics having conducted an additional 1,250 Campaigns (subject to certain conditions) following the Tranche 3 Satisfaction Date, the Company will issue to Mr. Young a number of shares of Company Common Stock equal to (i) $393,750, divided by (ii) the VWAP as of the date that the earlier of clause (i) and clause (ii) above have occurred (the “Tranche 4 Satisfaction Date”).

Following the Tranche 4 Satisfaction Date, at the end of each 12 month period following such date while the Consulting Agreement is still in effect, the Company will issue to Mr. Young a number of shares of Company Common Stock equal to (i) 4.5% of the Net Income (as defined below) of Magiclytics during such 12 month period divided by (ii) the VWAP as of the last date of such 12 month period. (For purposes of the Consulting Agreement, “Net Income” means the net income of Magiclytics for the applicable period, as determined in accordance with generally accepted accounting principles in the United States, consistently applied, as determined by the Company’s accountants).

Immediately prior to closing of the Agreement, Chris Young was the President and Director of the Company, and was the Chief Executive Officer, a Director, and a principal shareholder of 45% of outstanding capital stock of Magiclytics at the time of the share exchange. As a result of the common ownership upon closing of the transaction, the acquisition was considered a common-control transaction and was outside the scope of the business combination guidance in ASC 805-10. The entities are deemed to be under common control as of February 27, 2018, which was the date that the majority shareholder acquired control of the Company and, therefore, held control over both companies. The Company recorded the consideration issued to purchase Magiclytics based on the carrying value of the net assets received and $97,761 related party payables assumed per the acquisition agreement as of February 3, 2021 of $(60,697). The financial statements as of December 31, 2021 were adjusted as if the acquisition happened at the beginning of the year as of January 1, 2021.

Acquisition Consideration

The following table summarizes the carrying value of purchase price consideration to acquire Magiclytics:

Description	Amount
Carrying value of purchase consideration:
Common stock issued	$(60,697)
Total purchase price	$(60,697)

Purchase Price Allocation

The following is an allocation of purchase price as of the February 3, 2021 acquisition closing date based upon an estimate of the carrying value of the assets acquired and the liabilities assumed by the Company in the acquisition (in thousands):

Description	Amount
Purchase price allocation:
Cash	$76
Intangibles	77,889
Related party payable	(97,761)
AP and accrued liabilities	(40,901)
Identifiable net assets acquired	(60,697)
Total purchase price	$(60,697)

NOTE 4 – BUSINESS COMBINATIONS

Acquisition of Magiclytics

On February 3, 2021, the Company entered into an Amended and Restated Share Exchange Agreement (the “A&R Share Exchange Agreement”) by and between the Company, Digital Influence Inc., a Wyoming corporation doing business as Magiclytics (“Magiclytics”), each of the shareholders of Magiclytics (the “Magiclytics Shareholders”) and Christian Young, as the representative of the Magiclytics Shareholders (the “Shareholders’ Representative”). Christian Young is the President, Secretary, and a Director of the Company, and is also an officer, director, and significant shareholder of Magiclytics.

The A&R Share Exchange Agreement amended and restated in its entirety the previous Share Exchange Agreement between the same parties, which was executed on December 3, 2020. The A&R Share Exchange Agreement replaces the Share Exchange Agreement in its entirety.

On February 3, 2021 (the “Magiclytics Closing Date”), the parties closed on the transactions contemplated in the A&R Share Exchange Agreement, and the Company agreed to issue 734,689 shares of Company common stock to the Magiclytics Shareholders in exchange for all 5,000 Magiclytics Shares (the “Magiclytics Closing”). On February 3, 2021, pursuant to the closing of the Share Exchange Agreement, we acquired Magiclytics, and Magiclytics thereafter became our wholly owned subsidiary.

At the Magiclytics Closing, we agreed to issue to Christian Young and Wilfred Man each 330,610 shares of Company Common Stock, representing 45% each, or 90% in total of the Company common stock which we agreed to issue to the Magiclytics Shareholders at the Magiclytics Closing.

The number of shares of the Company common stock issued at the Magiclytics Closing was based on the fair market value of the Company common stock as initially agreed to by the parties, which is $4.76 per share (the “Base Value”). The fair market value was determined based on the volume weighted average closing price of the Company common stock for the twenty (20) trading day period immediately prior to the Magiclytics,. In the event that the initial public offering price per share of the Company common stock in this Offering pursuant to Regulation A is less than the Base Value, then within three (3) business days of the qualification by the SEC of the Offering Statement forming part of this offering circular, the Company will issue to the Magiclytics Shareholders a number of additional shares of Company common stock equal to:

(1)	$3,500,000 divided by the initial public offering price per share of the Company common stock in this Offering pursuant to Regulation A, minus;
(2)	734,689

The resulting number of shares of the Company common stock pursuant to the above calculation will be referred to as the “Additional Shares”, and such Additional Shares will also be issued to the Magiclytics Shareholders pro rata based on their respective ownership of Magiclytics Shares. The Company issued additional 140,311 shares in November 2021 based on the offering price of $4 in the Regulation A offering.

(iv)	Upon the first to occur of (i) Magiclytics actually receiving an additional $500,000 in gross revenue following the Tranche 3 Satisfaction Date; and (ii) Magiclytics having conducted an additional 1,250 Campaigns (subject to certain conditions) following the Tranche 3 Satisfaction Date, the Company will issue to Mr. Young a number of shares of Company Common Stock equal to (i) $393,750, divided by (ii) the VWAP as of the date that the earlier of clause (i) and clause (ii) above have occurred (the “Tranche 4 Satisfaction Date”).

Following the Tranche 4 Satisfaction Date, at the end of each 12 month period following such date while the Consulting Agreement is still in effect, the Company will issue to Mr. Young a number of shares of Company Common Stock equal to (i) 4.5% of the Net Income (as defined below) of Magiclytics during such 12 month period divided by (ii) the VWAP as of the last date of such 12 month period. (For purposes of the Consulting Agreement, “Net Income” means the net income of Magiclytics for the applicable period, as determined in accordance with generally accepted accounting principles in the United States, consistently applied, as determined by the Company’s accountants).

Immediately prior to closing of the Agreement, Chris Young is the President and Director of the Company, and was the Chief Executive Officer, a Director, and a principal shareholder of 45% of outstanding capital stock of Magiclytics at the time of the share exchange. As a result of the common ownership upon closing of the transaction, the acquisition was considered a common-control transaction and was outside the scope of the business combination guidance in ASC 805-10. The entities are deemed to be under common control as of February 27, 2018, which was the date that the majority shareholder acquired control of the Company and, therefore, held control over both companies. The Company recorded the consideration issued to purchase Magiclytics based on the carrying value of the net assets received and $97,761 related party payables assumed per the acquisition agreement as of February 3, 2021 of $(60,697). The financial statements as of December 31, 2021 were adjusted as if the acquisition happened at the beginning of the year as of January 1, 2021.

Acquisition Consideration

The following table summarizes the carrying value of purchase price consideration to acquire Magiclytics:

Description	Amount
Carrying value of purchase consideration:
Common stock issued	$(60,697)
Total purchase price	$(60,697)

Purchase Price Allocation

The following is an allocation of purchase price as of the February 3, 2021 acquisition closing date based upon an estimate of the carrying value of the assets acquired and the liabilities assumed by the Company in the acquisition (in thousands):

Description	Amount
Purchase price allocation:
Cash	$76
Intangibles	77,889
Related party payable	(97,761)
AP and accrued liabilities	(40,901)
Identifiable net assets acquired	(60,697)
Total purchase price	$(60,697)